SHARE CAPITAL - Disclosure of number of outstanding warrants (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	1,047,520	881,520	794,840
July 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	62,960
Warrants Outstanding, Exercise price	$ 0.25
Warrants Outstanding, Remaining life (Years)	9 months 29 days
March 17, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	339,488
Warrants Outstanding, Exercise price	$ 47.3
Warrants Outstanding, Remaining life (Years)	5 months 15 days
March 17, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	26,533
Warrants Outstanding, Exercise price	$ 37.85
Warrants Outstanding, Remaining life (Years)	5 months 15 days
August 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	378,700
Warrants Outstanding, Exercise price	$ 8.8
Warrants Outstanding, Remaining life (Years)	11 months 1 day
August 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	26,808
Warrants Outstanding, Exercise price	$ 8.8
Warrants Outstanding, Remaining life (Years)	11 months 1 day
August 30, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	18,232
Warrants Outstanding, Exercise price	$ 8.8
Warrants Outstanding, Remaining life (Years)	11 months 1 day
December 2, 2024 [Member]
Disclosure of classes of share capital [line items]
Warrants Outstanding, Number of warrants	194,800
Warrants Outstanding, Exercise price	$ 6.75
Warrants Outstanding, Remaining life (Years)	1 year 2 months 4 days